Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 287,983	¥ 269,736
Service cost	11,270	9,565	¥ 8,909
Interest cost	2,180	2,258	1,444
Actuarial gain	25,855	17,004
Benefits paid	(11,953)	(10,581)
Acquisition, divestitures and other	88	1
Projected benefit obligation at end of year	315,423	287,983	269,736
Change in plan assets:
Fair value of plan assets at beginning of year	234,050	233,945
Actual return on plan assets	3,574	5,128
Employer contributions	4,484	4,139
Benefits paid	(9,223)	(9,162)
Fair value of plan assets at end of year	232,885	234,050	¥ 233,945
Funded status at end of year	(82,538)	(53,933)
Amounts recognized in the consolidated balance sheets	¥ (82,538)	¥ (53,933)